Note 18 - Commitments (Details Textual) $ / shares in Units, $ in Thousands							12 Months Ended
	Oct. 31, 2025 USD ($)	Aug. 28, 2025 CAD ($) shares	Aug. 28, 2025 AUD ($) oz $ / shares shares	Jul. 01, 2025 CAD ($)	Dec. 07, 2022 USD ($)	Dec. 14, 2012 USD ($)	Nov. 30, 2025 CAD ($)	Nov. 30, 2024 CAD ($)	Feb. 28, 2025 $ / oz
Statement Line Items [Line Items]
Proceeds received from earn-in agreement							$ 55,000	$ 0
Low-value assets							20,000
Short-term leases assets							154,000
Non-lease components of operating leases							$ 251,000
Surface rights lease payment agreement on October 15, 2025 [member]
Statement Line Items [Line Items]
Option Agreement, Final Payment	$ 100,000
Boa Vista Gold Inc. [member] | Australian mines limited [member]
Statement Line Items [Line Items]
Proceeds received from earn-in agreement				$ 55,000
Shares issued for granted earn-in right, value		$ 898,000	$ 1
Share price 1 (in AUD per share) | $ / shares			$ 0.01
Boa Vista Gold Inc. [member] | Australian mines limited [member] | Earn-in arrangement shares [member]
Statement Line Items [Line Items]
Shares received (in shares) | shares		84,429,563	84,429,563
Fair value of shares received		$ 607,000	$ 675
Joint venture interest retained is shares fully exercise		20.00%	20.00%
Boa Vista Gold Inc. [member] | Australian mines limited [member] | Earn-in agreement option one [member]
Statement Line Items [Line Items]
Ownership percentage if earn-in conditions are met		51.00%	51.00%
Exploration expenses		$ 4,117,000	$ 4,500
Number of cash payments		3	3
Annual cash payment		$ 250
Value of shares to be issued to meet earn-in conditions		$ 915,000	$ 1,000
Boa Vista Gold Inc. [member] | Australian mines limited [member] | Earn-in agreement option two [member]
Statement Line Items [Line Items]
Proportion of additional interest in ownership of joint venture		19.00%	19.00%
Gold or gold equivalent ounces (Ounce) | oz			250,000
Duration for earn-in conditions (Year)		3 years	3 years
Boa Vista Gold Inc. [member] | Australian mines limited [member] | Earn-in agreement option three [member]
Statement Line Items [Line Items]
Proportion of additional interest in ownership of joint venture		10.00%	10.00%
Duration for earn-in conditions (Year)		90 days	90 days
Cash value of option exercise price		$ 4,575,000	$ 5,000
Measured resources price per weight (in AUD per Ounce) | $ / oz									20
Indicated resources price per weight (in AUD per Ounce) | $ / oz									15
Inferred resources price per weight (in AUD per Ounce) | $ / oz									2.5
Inferred resources (Ounce) | oz			300,000
Boa Vista Gold Inc. [member] | Cabral [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture		84.05%	84.05%	84.05%
Boa Vista Gold Inc. [member] | Golden tapajós mineração Ltda. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture				100.00%
Boa Vista Gold Inc. [member] | Majestic [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture				15.95%
Boa Vista Gold Inc. [member] | Top of range [member] | Australian mines limited [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture				80.00%
Boa Vista Gold Inc. [member] | Bottom of range [member] | Australian mines limited [member] | Earn-in agreement option two [member]
Statement Line Items [Line Items]
Exploration expenses			$ 1,000
Altoro [member]
Statement Line Items [Line Items]
Option agreement, option payment						$ 850,000
Altoro [member] | National Mining Agency [member]
Statement Line Items [Line Items]
Option agreement, option payment					$ 650,000